Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment under noncancelable operating leases and purchase commitments having initial terms in excess of one year as of December 31, 2012 are as follows:

	Payment Due by Period
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years
	(in thousands)
Operating lease obligations	$1,775	$992	$783	$—
Purchase obligations	1,086	1,086	—	—

Total contractual obligations	$2,861	$2,078	$783	$—

Future minimum lease payment under noncancelable operating leases and purchase commitment having initial terms in excess of one year as of September 30, 2013 (unaudited) are as follows:

	Payment Due by Period
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years
	(in thousands)
Operating lease obligations	$2,461	$315	$1,877	$269
Purchase obligations	1,670	1,670	—	—

Total contractual obligations	$4,131	$1,985	$1,877	$269